Memorandum items - Additional information (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended					6 Months Ended	12 Months Ended							36 Months Ended
	Dec. 31, 2021 action item	Dec. 31, 2020 GBP (£)	Oct. 31, 2020 GBP (£)	May 31, 2019 AUD ($)	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2022 GBP (£) action item	Dec. 31, 2022 USD ($) action item	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 USD ($) company	Dec. 31, 2009	Dec. 31, 2011 USD ($)
Trustee and other fiduciary activities
Fee income | £							£ 266		£ 280	£ 245
US investigations relating to fixed-income securities
FX litigation
Period during which entity is suspected of fraudulent trading											3 months
Number of wire fraud	1
Number of securities frauds	1
Number of years probation	3 years
FDIC | Litigation and regulatory matters
The Financial Services Compensation Scheme
Number of banks for which claims have been dropped							20	20
Number of remaining claimant banks							19	19
Other IBOR cases
The Financial Services Compensation Scheme
Number of class action lawsuits					2
London Interbank Offered Rate (LIBOR)
The Financial Services Compensation Scheme
Number of non-class action | action							24	24
JPY LIBOR and Euroyen TIBOR
The Financial Services Compensation Scheme
Number of class action lawsuits							2	2
FX antitrust litigation
FX litigation
Settlement amount paid | $												$ 255
Federal Court of Australia FX antitrust litigation
FX litigation
Number of other parties subject to lawsuit or legal investigation				4
Maximum total transaction value | $				$ 0.5
UK Competition Appeal Tribunal
FX litigation
Number of applications for opt-out collective proceedings						2
Tel Aviv District Court FX antitrust litigations | NatWest Markets Plc
FX litigation
Number of pending motions							1	1
Swaps antitrust litigation
FX litigation
Number of swap execution facilities							3	3
Spoofing litigation
The Financial Services Compensation Scheme
Number of class action lawsuits | action	3
Madoff
The Financial Services Compensation Scheme
Number of class action lawsuits | action							2	2
FX litigation
Damages claimed | $								$ 298
EUA trading litigation
FX litigation
Number of claimants | company												10
Period during which entity is suspected of fraudulent trading													7 days
Damages quantified | £			£ 45
1MDB litigation | Coutts & Co Ltd
FX litigation
Contested amount received and paid out | $														$ 1,000
Offshoring VAT assessments | HMRC
FX litigation
Claimed unpaid VAT after tax assessment | £											£ 143
Payments for tax assessments | £		£ 143